Information about Components of Equity - Schedule of Subsidiaries Non-Controlling Interest (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summarized financial information [Line Items]
Bioceres S.A.	10.07%	26.53%
Bioceres Crop Solutions (*)		72.67%